Assets and Liabilities of VIE Included in Consolidated Balance Sheets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Assets:
Cash and cash equivalents	¥ 949,413	¥ 1,046,466	¥ 826,361	¥ 894,576
Property, plant and equipment, net	739,285	750,010
Intangibles, net	642,361	675,663
Goodwill	561,255	691,803	¥ 643,243
Other noncurrent assets	2,060,560	2,184,014
Total assets	15,834,331	15,333,720
Liabilities:
Other current liabilities	556,372	545,753
Other noncurrent liabilities	316,422	302,299
Total liabilities	12,900,614	¥ 12,546,464
Variable interest entity
Assets:
Cash and cash equivalents	5,692
Account receivables, net	3,280
Other current assets	31,937
Property, plant and equipment, net	1,536
Intangibles, net	68,306
Goodwill	17,870
Other noncurrent assets	8,587
Total assets	137,208
Liabilities:
Accounts payable and accrued expenses	48,126
Other current liabilities	9,723
Other noncurrent liabilities	5,366
Total liabilities	¥ 63,215